INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
NOTE 9:-	INTANGIBLE ASSETS, NET

a.	The following table shows the Company's intangible assets for the periods presented:

	December 31,
	2011	2010

Cost:
Core technology (1)	$726	$726

Accumulated amortization	482	358

Amortized cost	$244	$368

(1)
Core technology was recorded in 2008 following the acquisition of the tangible and the intangible assets of Esphion limited. The Company amortizes the intangible assets using the straight-line method over a period of six years, which constitutes the number of years that approximate the pattern in which the economic benefits of the intangible assets will be consumed.

b.	Amortization expense for the years ended December 31, 2011, 2010 and 2009 were $ 124, $ 123 and $ 116, respectively.

c.	Estimated amortization expense for the years ending:

Year ending December 31,

2012	$122
2013	122

Total	$244